Stock-Based Compensation - Stock option award activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Balance at the beginning	1,884,965	1,189,477
Exercised	(221,977)	(65,552)	(144,931)
Forfeited/Cancelled		(62,100)
Granted	58,020	823,140
Stock option awards balance at the end	1,721,008	1,884,965	1,189,477
Stock option awards exercisable at the end	358,695	522,319
Stock option awards not vested at the end	1,362,313	1,362,646
Stock option awards available for future grants at the end	12,557	70,577
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 9.62	$ 2.08
Exercised (in dollars per share)	1.98	1.74
Forfeited/Cancelled (in dollars per share)		1.75
Granted (in dollars per share)	26.47	19.28
Balance at the ending (in dollars per share)	11.17	9.62	$ 2.08
Exercisable at the end (in dollars per share)	$ 2.46	$ 1.94
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)	8 years 6 months 14 days	8 years 5 months 19 days	8 years 2 months 19 days
Exercisable at the end (in years)	6 years 7 months 20 days	6 years 6 months 21 days